Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	May 29, 2020	Apr. 22, 2020	Mar. 31, 2019
Property and equipment useful lives
Ordinary shares, shares authorized	500,000,000			500,000,000
Ordinary shares, par value	$ 0.0002			$ 0.0002
Ordinary shares, shares outstanding	9,000,000			9,000,000
Subsequent Event
Property and equipment useful lives
Authorized share capital amount		$ 100,000	$ 75,000
Ordinary shares, shares authorized		500,000,000	500,000,000
Ordinary shares, par value		$ 0.0002	$ 0.00015
Ordinary shares, shares outstanding		9,000,000	12,000,000
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years